Significant Accounting Policies - Reconciliation of Numerator and Denominator Used to Compute Basic and Diluted Net Income/(loss) Per Share (Details) - USD ($)	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income (loss)				$ (72,227,000)	$ (76,774,000)	$ (94,718,000)	$ (79,550,000)
Denominator:
Weighted-average shares outstanding				9,510,996	8,676,669	8,718,104	6,631,873
Basic and diluted net income/(loss) per share				$ (8.25)	$ (9.46)	$ (11.47)	$ (12.00)
Gores Metropoulos, Inc.
Numerator:
Net income (loss)	$ (4,026,415)	$ 1,506,817	$ (21,985)	$ (3,378,457)	$ 4,261,643	$ 5,445,176
Gores Metropoulos, Inc. | Class A Common Stock
Numerator:
Net income (loss)	$ (3,215,855)	$ 1,627,320		$ (2,433,543)	$ 4,654,530	$ 5,938,019
Denominator:
Weighted-average shares outstanding	40,000,000	40,000,000		40,000,000	34,872,000	36,164,000
Basic and diluted net income/(loss) per share	$ (0.08)	$ 0.04		$ (0.06)	$ 0.13	$ 0.16
Gores Metropoulos, Inc. | Class F Common Stock
Numerator:
Net income (loss)	$ (810,560)	$ (120,503)		$ (944,914)	$ (392,887)	$ (492,843)	$ (21,985)
Denominator:
Weighted-average shares outstanding	10,000,000	10,000,000		10,000,000	10,217,500	10,162,656	10,781,250
Basic and diluted net income/(loss) per share	$ (0.08)	$ (0.01)		$ (0.09)	$ (0.04)	$ (0.05)	$ 0.00